Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment reporting
Schedule of segment reporting

	Year Ended December 31,
	2018		2017 (1)		2016
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	12,248	13,761	11,534	11,644	13,081	9,257
Gross profit	3,708	5,437	4,258	5,067	3,197	3,706
Gross profit in %	30.3%	39.5%	36.9%	43.5%	24.4%	40.0%
PPE	11,804	15,871	13,070	14,628	9,936	13,585
Trade receivables	3,479	2,551	2,899	2,194	2,566	1,567
Trade payables	1,726	1,219	1,885	1,174	833	932

Schedule of revenues and non-current assets by geographic region

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
EMEA	14,673	14,832	13,364
Germany	6,605	5,677	6,132
France	2,667	2,611	2,725
Great Britain	1,050	1,459	1,135
Others	4,351	5,085	3,372
Asia Pacific	5,450	2,526	4,831
Indonesia	1,819	--	--
China	2,134	1,549	194
South Korea	888	721	1,680
Thailand	6	6	1,327
Taiwan	7	25	1,303
Others	596	225	327
Americas	5,886	5,820	4,143
United States	5,802	5,474	4,107
Others	84	346	36
Total	26,009	23,178	22,338

NON‑CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2018	2017 (1)
	(€ in thousands)
EMEA	26,651	25,366
Germany	25,104	23,906
Great Britain	1,547	1,460
Asia Pacific	1,090	1,360
Americas	3,675	2,782
United States	3,675	2,782
Total	31,416	29,508

(1) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6.